Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Concentration of Credit Risk [Abstract]
Cash amount	¥ 4,150	$ 569	¥ 10,776
Restricted funds amount	200
Deposit insurance limit amount	¥ 500